LONG TERM INVESTMENTS	12 Months Ended
Sep. 30, 2023
LONG TERM INVESTMENTS
LONG TERM INVESTMENTS

10.           LONG TERM INVESTMENTS

The Company owns 17.94% equity interest in Jilin Jinong Hi-tech Development Shares Co. Ltd. (“Jinong”) and accounted for the equity investment without readily determinable fair value (previously known as cost method investment) as of September 30, 2022 and 2023.

The Company owns 20% equity interest in Nianfeng Minfu (Beijing) Agricultural Science and Technology Development Co., Ltd. (“Nianfeng Minfu”)

The Company owns 48.27% equity interest in Beijing Origin which deconsolidated during fiscal year 2023 and changed to equity method investment.

The Company recorded an impairment on cost method investment of RMB17.2 million and RMB 18.7 million on its equity investment without readily determinable fair value for the years ended September 30, 2022 and 2023, respectively.

	September 30,
	2022	2023
	RMB	RMB
Cost method investment	18,921	18,921
Equity investment(i)	—	66,448
Impairment on cost method investment	(17,231)	(18,721)
	1,690	66,648

Note (i) : It is represents that the cost method investment amounted RMB 37.66 million and fair value adjustment amounted RMB 28.79 million disclosed in Note 20.